Segment Reporting (Details)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Threshold Percentage of Revenue	10.00%	10.00%	10.00%
BRAZIL
Disclosure of operating segments [line items]
Non-current assets percent	34.00%	33.00%	29.00%